U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

October 26, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Direxion Funds
File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

On behalf of Direxion Funds (the “Trust”), please find filed herewith Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (also filed as Amendment No. 106 to the Registration Statement under the Investment Company Act of 1940, as amended).

Post-Effective Amendment No. 105 is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of conforming the Trust’s Prospectus for its series;

the HCM Freedom Fund; the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund; and Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund, Evolution Alternative Investment Fund;

to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on December 25, 2010.  On or before December 25, 2010, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended August 30, 2010, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions concerning the foregoing, please contact Kevin Christy of K&L Gates LLP at (202) 778–9195.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC